AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Account")

                                  Supplement to
                 Ameritas No-Load Variable Annuity ("NLVA 6150")
                Ameritas Advisor Select No Load Variable Annuity
                         Prospectuses Dated May 1, 2008

                 Ameritas No-Load Variable Annuity ("NLVA 4080")
                          Prospectus Dated May 1, 2006

                        Supplement Dated January 21, 2009

This supplement amends certain disclosure contained in the above-referenced prospectuses. Please keep this supplement together with your prospectus for future reference.

The following paragraph is added to the DEATH BENEFITS section of each prospectus to describe in more detail the procedures we follow if you have more than one beneficiary:

     Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, death benefit proceeds will be calculated when we receive satisfactory proof of death and instructions, in proper form, from each beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

All other provisions of your policy remain as stated in your policy and prospectus.


    All other provisions of your policy remain as stated in your policy and prospectus, as previously amended.

This supplement should be retained with the current prospectus for your variable policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-255-9678.